ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Jun. 30, 2018 $ / shares shares	Dec. 31, 2018 shares	Nov. 20, 2017	Aug. 31, 2017	Feb. 14, 2017
American Depository Shares [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of shares issued | shares		2,070,000	2,070,000
Issue price of American depositary shares (in dollars per share) | $ / shares		$ 4.25
Ambow BSC Inc [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Bay State College Inc [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Ambow Online [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal of Equity Interest In Subsidiary, Ownership Percentage					100.00%
Twenty First Century Training Center [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Disposal of Equity Interest In Subsidiary, Ownership Percentage	100.00%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries | ¥	¥ 1